Long Term Debt (Details 2) (Revolving Credit Facility [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OLLC [Member]
weighted average interest rates
Weighted average interest rate	2.74%	2.81%
WHT Assets [Member]
weighted average interest rates
Weighted average interest rate	2.60%	2.79%
REO [Member]
weighted average interest rates
Weighted average interest rate	3.40%	3.03%
Stanolind [Member]
weighted average interest rates
Weighted average interest rate	3.76%	3.88%	4.21%
Boaz [Member]
weighted average interest rates
Weighted average interest rate	3.12%	3.47%
Crown [Member]
weighted average interest rates
Weighted average interest rate	4.20%	5.55%	3.94%
Tanos [Member]
weighted average interest rates
Weighted average interest rate	2.31%	2.55%	2.51%
Propel Energy [Member]
weighted average interest rates
Weighted average interest rate	3.28%	3.23%
BlueStone [Member]
weighted average interest rates
Weighted average interest rate		3.17%	3.45%
Classic [Member]
weighted average interest rates
Weighted average interest rate		3.40%	3.11%